Filed under Rule 497(k) Registration No. 033-52742

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated November 3, 2017, to each Portfolio’s

Summary Prospectus dated May 1, 2017, as supplemented and amended to date

In the section entitled “Investment Adviser,” the table under the heading “Portfolio Managers – SunAmerica” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund-of- Funds Component of the Portfolio Since

SunAmerica
Douglas Loeffler, CFA Senior Portfolio Manager	2015
Manisha Singh, CFA Co-Portfolio Manager	2017

In the section entitled “Investment Adviser,” the table under the heading “Portfolio Managers – SunAmerica” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund-of- Funds Component of the Portfolio Since

SunAmerica
Douglas Loeffler, CFA Senior Portfolio Manager	2015
Manisha Singh, CFA Co-Portfolio Manager	2017

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.